Schedule of Intangible Assets (Details) - USD ($) $ in Thousands	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2024	Dec. 31, 2023
Intangible assets and goodwill [abstract]
Intangible assets other than goodwill, cost beginning		$ 34	$ 33
Intangible assets other than goodwill, accumulated amortization, beginning		(27)	(24)
Intangible assets other than goodwill, beginning		7	9
Acquisition of Aeterna (note 3), cost		3,352
Acquisition of Aeterna (note 3), accumulated amortization
Acquisition of Aeterna (note 3)		3,352
Amortization cost
Accumulated amortization		(94)	(2)
Amortization		(94)	(2)
Impairment of intangible assets cost		(1,459)
Impact of foregin exchange rate changes accumulated amortization
Impairment of intangible assets	$ (1,459)	(1,459)
Impact of foregin exchange rate changes cost		1	1
Impact of foregin exchange rate changes accumulated amortization			(1)
Impact of foregin exchange rate changes		1
Intangible assets other than goodwill, cost ending	1,928	1,928	34
Intangible assets other than goodwill, accumulated amortization,ending	(121)	(121)	(27)
Intangible assets other than goodwill, ending	$ 1,807	$ 1,807	$ 7